UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2009"
Check here if Amendment 	  ]; Amendment number:
This Amendment (Check only one.): 	  ] is a restatement.
	  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY 02/12/10"

Report Type (Check only one.):

	 X] 13F HOLDINGS REPORT.
	  ] 13F NOTICE.
	  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 27

"Form 13F Information Table Value Total: $108,638"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

FORM 13F INFORMATION TABLE

                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
BANCO SANTANDER (BRA 	ADS REP 1 UNIT	05967A107	" 5,950 "			"426,864"	DEFINED	"1,2"	"426,864"
BORGWARNER INC 	COM	099724106	" 1,455 "			"43,792"	DEFINED	"1,2"	"43,792"
CANADIAN SOLAR I 	COM	136635109	" 3,080 "			"106,884"	DEFINED	"1,2"	"106,884"
CHANGYOU.COM LTD-ADR 	ADS REP CL A	15911M107	 400 			"12,052"	DEFINED	"1,2"	"12,052"
CHINA PETROLEUM & CH 	SPON ADR H SHS	16941R108	" 3,496 "			"39,700"	DEFINED	"1,2"	"39,700"
COPA HOLDINGS SA 	CL A	P31076105	" 3,461 "			"63,538"	DEFINED	"1,2"	"63,538"
GLOBAL SOURCES LIMIT 	ORD	G39300101	 947 			"151,487"	DEFINED	"1,2"	"151,487"
GRAVITY CO LTD 	SPONSORED ADR	38911N107	" 1,900 "			"1,165,372"	DEFINED	"1,2"	"1,165,372"
GRUPO AEROPORTUARIO 	SPON ADR B	400506101	" 5,041 "			"161,263"	DEFINED	"1,2"	"161,263"
GRUPO TELEVISA SA 	SP ADR REP ORD	40049J206	 258 			"12,412"	DEFINED	"1,2"	"12,412"
ICICI BANK LTD 	ADR	45104G104	" 1,588 "			"42,100"	DEFINED	"1,2"	"42,100"
INTEL CORP 	COM	458140100	" 4,388 "			"215,100"	DEFINED	"1,2"	"215,100"
LDK SOLAR CO LTD 	SPONSORED ADR	50183L107	" 7,487 "			"1,068,000"	DEFINED	"1,2"	"1,068,000"
MEMC ELECTRONIC MATE 	COM	552715104	" 2,788 "			"204,712"	DEFINED	"1,2"	"204,712"
MICRON TECHNOLOGY IN 	COM	595112103	" 4,416 "			"418,221"	DEFINED	"1,2"	"418,221"
MICROSOFT CORP 	COM	594918104	" 3,863 "			"126,737"	DEFINED	"1,2"	"126,737"
MOBILE TELESYSTEMS 	SPONSORED ADR	607409109	" 1,564 "			"32,000"	DEFINED	"1,2"	"32,000"
NETEASE.COM 	SPONSORED ADR	64110W102	 809 			"21,505"	DEFINED	"1,2"	"21,505"
RENESOLA LTD 	SPONS ADS	75971T103	" 4,542 "			"954,250"	DEFINED	"1,2"	"954,250"
RESEARCH IN MOTION L 	COM	760975102	" 2,364 "			"35,000"	DEFINED	"1,2"	"35,000"
SHANDA INTERACTIVE-S 	SPONSORED ADR	81941Q203	 609 			"11,579"	DEFINED	"1,2"	"11,579"
SPDR GOLD TRUST 	GOLD SHS	78463V107	" 23,413 "			"218,180"	DEFINED	"1,2"	"218,180"
TELE NORTE LESTE PAR 	SPON ADR PFD	879246106	" 1,270 "			"59,300"	DEFINED	"1,2"	"59,300"
TIM PARTICIPACOES SA 	SPON ADR PFD	88706P106	" 15,981 "			"537,916"	DEFINED	"1,2"	"537,916"
TURKCELL ILETISIM HI 	SPON ADR NEW	900111204	" 3,873 "			"221,421"	DEFINED	"1,2"	"221,421"
VIMPEL-COMMUNICATION 	SPONSORED ADR	68370R109	" 1,580 "			"85,000"	DEFINED	"1,2"	"85,000"
YAHOO! INC 	COM	984332106	" 2,114 "			"125,989"	DEFINED	"1,2"	"125,989"

